Eaton Vance
Focused Value Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Banks — 6.4%
M&T Bank Corp.	28,766	$ 6,328,232
Wells Fargo & Co.	125,141	9,531,990
		$ 15,860,222
Beverages — 2.5%
Constellation Brands, Inc., Class A	25,179	$ 6,066,880
		$ 6,066,880
Biotechnology — 3.5%
AbbVie, Inc.	47,023	$ 8,601,917
		$ 8,601,917
Building Products — 2.5%
Johnson Controls International PLC	74,928	$ 6,283,462
		$ 6,283,462
Capital Markets — 5.9%
Charles Schwab Corp.	101,999	$ 8,441,438
Interactive Brokers Group, Inc., Class A	31,336	5,987,996
		$ 14,429,434
Chemicals — 1.8%
FMC Corp.	76,383	$ 4,513,472
		$ 4,513,472
Communications Equipment — 3.5%
Cisco Systems, Inc.	145,569	$ 8,619,141
		$ 8,619,141
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	68,384	$ 6,585,379
		$ 6,585,379
Containers & Packaging — 2.4%
Ball Corp.	94,597	$ 5,880,150
		$ 5,880,150
Electric Utilities — 2.9%
NextEra Energy, Inc.	91,211	$ 7,175,569
		$ 7,175,569
Security	Shares	Value
Electrical Equipment — 3.1%
Emerson Electric Co.	58,589	$ 7,768,901
		$ 7,768,901
Energy Equipment & Services — 2.4%
Schlumberger NV	135,090	$ 5,935,855
		$ 5,935,855
Entertainment — 3.8%
Walt Disney Co.	78,860	$ 9,263,684
		$ 9,263,684
Food Products — 1.7%
General Mills, Inc.	64,265	$ 4,258,199
		$ 4,258,199
Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	12,234	$ 7,465,187
		$ 7,465,187
Household Products — 2.7%
Clorox Co.	39,631	$ 6,625,114
		$ 6,625,114
Industrial Conglomerates — 2.8%
3M Co.	51,559	$ 6,884,673
		$ 6,884,673
Insurance — 6.4%
American International Group, Inc.	100,463	$ 7,723,595
Reinsurance Group of America, Inc.	34,712	7,928,221
		$ 15,651,816
Interactive Media & Services — 2.1%
Alphabet, Inc., Class A	30,882	$ 5,217,514
		$ 5,217,514
Leisure Products — 2.1%
Hasbro, Inc.	77,986	$ 5,080,788
		$ 5,080,788
Life Sciences Tools & Services — 4.3%
Mettler-Toledo International, Inc.(1)	3,275	$ 4,097,680
Thermo Fisher Scientific, Inc.	12,324	6,527,160
		$ 10,624,840

Eaton Vance
Focused Value Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 2.6%
Westinghouse Air Brake Technologies Corp.	32,478	$ 6,515,736
		$ 6,515,736
Multi-Utilities — 2.3%
CMS Energy Corp.	83,093	$ 5,792,413
		$ 5,792,413
Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips	70,310	$ 7,617,385
		$ 7,617,385
Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	128,844	$ 7,630,142
Sanofi SA ADR	86,780	4,207,962
Zoetis, Inc.	29,175	5,112,919
		$ 16,951,023
Professional Services — 2.9%
Robert Half, Inc.	95,744	$ 7,143,460
		$ 7,143,460
Residential REITs — 4.9%
Invitation Homes, Inc.	172,010	$ 5,891,343
Mid-America Apartment Communities, Inc.	37,220	6,110,035
		$ 12,001,378
Semiconductors & Semiconductor Equipment — 5.1%
Micron Technology, Inc.	65,100	$ 6,376,545
ON Semiconductor Corp.(1)	86,449	6,148,253
		$ 12,524,798
Security	Shares	Value
Specialty Retail — 2.5%
Lithia Motors, Inc.	15,627	$ 6,046,086
		$ 6,046,086
Total Common Stocks (identified cost $187,185,725)		$243,384,476

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(2)	2,908,794	$ 2,908,794
Total Short-Term Investments (identified cost $2,908,794)		$ 2,908,794
Total Investments — 100.0% (identified cost $190,094,519)		$246,293,270
Other Assets, Less Liabilities — 0.0%(3)		$ 15,895
Net Assets — 100.0%		$246,309,165
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2024.
(3)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at November 30, 2024.
Affiliated Investments
At November 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,908,794, which represents 1.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,227,553	$76,414,032	$(76,732,791)	$ —	$ —	$2,908,794	$154,523	2,908,794
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Focused Value Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$243,384,476*	$ —	$ —	$243,384,476
Short-Term Investments	2,908,794	—	—	2,908,794
Total Investments	$246,293,270	$ —	$ —	$246,293,270
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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